Income Tax Provision	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Income Tax Provision

Note 7 – Income Tax Provision

Deferred Tax Assets

At March 31, 2012, the Company had net operating loss (“NOL”) carry–forwards for Federal income tax purposes of $13,036 that may be offset against future taxable income through 2032. No tax benefit has been recorded with respect to these net operating loss carry-forwards in the accompanying consolidated financial statements as the management of the Company believes that the realization of the Company’s net deferred tax assets of approximately $4,432 was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are offset by the full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realization. The valuation allowance increased approximately $4,432 for the period from January 30, 2012 (date of recapitalization) through March 31, 2012.

Components of deferred tax assets at March 31, 2012 are as follows:

March 31, 2012
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$4,432

Less valuation allowance	(4,432)

Deferred tax assets, net of valuation allowance	$-

Income Tax Provision in the Consolidated Statements of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

For the Period from January 30, 2012 (Re-capitalization) through March 31, 2012
Federal statutory income tax rate	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)%

Effective income tax rate	0.0%

Pro Forma Income Tax Information (Unaudited)

The unaudited pro forma income tax amounts, deferred tax assets and income tax rate included in the accompanying consolidated statements of operations and related income tax reflect the provision for income taxes which would have been recorded if the Company had been incorporated as a C Corporation as of the beginning of the first date presented.

Pro Forma Deferred Tax Assets

If the Company had been incorporated as of the beginning of the first date presented at March 31, 2012, the Company’s net operating loss (“NOL”) carry–forwards for Federal income tax purposes would have been $9,735 that may be offset against future taxable income through 2032; and the Company’s net deferred tax assets and valuation allowance would have been $3,310; and its valuation allowance would have increased approximately $3,310 for the fiscal year ended March 31, 2012.

Components of pro forma deferred tax assets as of March 31, 2012 are as follows:

	March 31, 2012	March 31, 2011
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$3,310	$-
Less valuation allowance	(3,310)	(-)
Deferred tax assets, net of valuation allowance	$-	$-

Pro Forma Income Tax Provision in the Consolidated Statements of Operations

A reconciliation of the pro forma federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Fiscal Year Ended March 31, 2012	For the Fiscal Year Ended March 31, 2011
Federal statutory income tax rate	34.0%	34.0%

Increase (reduction) in income taxes resulting from:

Net operating loss (“NOL”) carry-forwards	(34.0)	(-)

Effective income tax rate	0.0%	34.0%